ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 85.0%
	COMMUNICATIONS — 12.5%
75,000	Liberty Global PLC - Class C*[1,2]	$1,940,250
61,000	Liberty Latin America Ltd. - Class C*[2]	615,490
112,000	Lumen Technologies, Inc.[1]	1,160,320
130,000	Vodafone Group PLC - ADR[1]	2,301,000
		6,017,060
	CONSUMER DISCRETIONARY — 18.5%
107,000	Cie Plastic Omnium S.A.	2,261,576
343,000	Countryside Partnerships PLC*[3]	1,391,142
35,000	General Motors Co.*[1]	1,635,200
211,000	Haier Smart Home Co., Ltd. - Class D	324,106
34,100	Lennar Corp.	2,574,550
9,750	Magna International, Inc.[2]	724,133
		8,910,707
	CONSUMER STAPLES — 4.0%
300,000	Greencore Group PLC*	537,698
244,797	Naked Wines PLC*	1,388,420
		1,926,118
	ENERGY — 8.0%
13,454	Chevron Corp.	1,937,376
229,480	Comstock Resources, Inc.*	1,904,684
		3,842,060
	FINANCIALS — 25.4%
196,000	Barclays PLC - ADR[1]	1,940,400
100,753	Burford Capital Ltd.	979,172
26,980	Citigroup, Inc.[1]	1,598,025
5,200	Fairfax Financial Holdings Ltd.[1,2]	2,526,056
60,000	Jefferies Financial Group, Inc.[1]	2,132,400
77,766	Kingstone Cos., Inc.	412,160
40,000	Power Corp. of Canada	1,233,610
112,500	Protector Forsikring A.S.A.	1,421,595
		12,243,418
	INDUSTRIALS — 8.2%
21,000	Ashtead Group PLC	1,364,682
70,000	ISS A/S*	1,277,762
15,500	Sulzer A.G.	1,305,096
		3,947,540
	MATERIALS — 4.5%
510,000	Eurocell PLC	1,573,652

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
48,000	Resolute Forest Products, Inc.[1]	$598,560
		2,172,212
	REAL ESTATE — 2.9%
127,733	Five Point Holdings LLC - Class A*	756,180
7,000	Howard Hughes Corp.*	669,060
		1,425,240
	TECHNOLOGY — 1.0%
10,000	Dell Technologies, Inc. - Class C*[1]	509,600
	TOTAL COMMON STOCKS
	(Cost $37,835,591)	40,993,955
	PREFERRED STOCKS — 0.6%
	ENERGY — 0.6%
3,357	Elk Liquidating Trust *[4,5,6]	136,560
3,073	EPI Preferred Holdings, Inc.[4,5,6]	161,363
		297,923
	TOTAL PREFERRED STOCKS
	(Cost $356,450)	297,923

Principal Amount
	SHORT-TERM INVESTMENTS — 14.2%
$6,854,715	UMB Bank Demand Deposit, 0.01%[7]	6,854,715
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,854,715)	6,854,715
	TOTAL INVESTMENTS — 99.8%
	(Cost $45,046,756)	48,146,593
	Other Assets in Excess of Liabilities — 0.2%	104,549
	TOTAL NET ASSETS — 100.0%	$48,251,142

Number of Shares
	SECURITIES SOLD SHORT — (1.1)%
	EXCHANGE-TRADED FUNDS — (1.1)%
(2,500)	iShares Russell 2000 ETF	(508,300)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $382,871)	(508,300)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $382,871)	$(508,300)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2022 (Unaudited)

PLC – Public Limited Company

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $10,262,379, which represents 21.3% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,391,142 which represents 2.9% of Net Assets.
[4]Level 3 securities fair valued under procedures established by the Board of Trustees, represent 0.6% of Net Assets. The aggregate value of these securities is $297,923.
[5]Post-reorganization assets.
[6]Security in a privately owned company.
[7]The rate is the annualized seven-day yield at period end.